Preferred and Common Stock - Stock Options Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Cash received from stock option exercises	$ 1	$ 8	$ 11
Total tax benefit realized from stock option exercises	2	3	2
Intrinsic value of stock options exercised	9	16	9
Intrinsic value of RSUs and PRSUs converted	$ 126	$ 117	$ 187